Taxation - Schedule of Deferred Tax Lability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Deferred Tax Lability Abstract
Property plant and equipment	$ 10,814	$ 10,262
Credit loss allowances	(586)	(580)
Provision for rehabilitation cost	(6,873)	(6,795)
Unrealized exchange gains	(2)	833
Leave pay provision	(369)	(370)
Death Benefit	(108)
Provision for stock obsolescence	(48)
Estimated tax losses	(12,336)	(11,145)
Deferred tax assets not recognized	18,074	16,012
Deferred tax liability	8,566	8,217
Beginning balance, January 1	8,217	7,359
Ending balance, December 31	8,566	8,217
Unrecognized deferred tax assets	18,074	16,012
Value of estimated tax losses	47,907	43,280
Property plant and equipment	552	1,045
Credit loss allowances	(6)	(3)
Provision for rehabilitation cost	(78)	(1,469)
Unrealized exchange gains	(835)	(611)
Leave pay provision	1	(55)
Death Benefit	(108)
Provision for stock allowance	(48)
Estimated tax losses	(1,191)	(570)
Deferred tax assets not recognized	$ 2,062	$ 2,521